OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2013
OTHER PAYABLES AND ACCRUALS [Abstract]
Schedule of Other Payables and Accruals

	As of December 31,
	2012	2013
	RMB	RMB
Payables for purchase of property, plant and equipment	253,431,693	209,168,858
Payables for project assets	184,623,149	282,999,774
Government grants related to assets	181,160,000	53,150,000
Value-added tax and other tax payables	26,545,382	26,032,624
Freight payables	28,799,192	71,588,840
Accrued utilities, rentals and interest	35,204,650	21,296,512
Contracted labor fee	19,593,436	28,579,830
Accrued warranty cost	21,179,367	36,133,758
Commission payables	2,020,242	28,359,421
Accrued professional service fees	13,844,655	9,217,250
Others	50,991,380	63,846,698
Total	817,393,146	830,373,565